Share-Based Compensation - Schedule of Share-Based Grants made by the Company (Details) $ / shares in Units, $ in Thousands	12 Months Ended
Dec. 31, 2024 USD ($) $ / shares shares
January 27, 2022 [Member] | Options [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
No. of options (in Shares) | shares	16,800	[1]
Expiration date	Jan. 27, 2032	[1]
Exercise price	$ 12.96	[1]
Fair value on grant date	$ 7.98	[1]
Share based expenses (in Dollars) | $	$ 134	[1],[2]
Vesting terms		[1],[3]
March 21, 2022 [Member] | Options [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
No. of options (in Shares) | shares	8,472	[4]
Expiration date	Mar. 21, 2032	[4]
Exercise price	$ 10.184	[4]
Fair value on grant date	$ 7.02	[4]
Share based expenses (in Dollars) | $	$ 59	[2],[4]
Vesting terms		[3],[4]
May 31, 2022 [Member] | Options [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
No. of options (in Shares) | shares	1,157
Expiration date	May 31, 2032
Exercise price	$ 7.254
Fair value on grant date	$ 6.27
Share based expenses (in Dollars) | $	$ 7	[2]
Vesting terms		[3]
August 29, 2022 [Member] | Options [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
No. of options (in Shares) | shares	1,661
Expiration date	Aug. 29, 2032
Exercise price	$ 8.23
Fair value on grant date	$ 6.91
Share based expenses (in Dollars) | $	$ 11	[2]
Vesting terms		[3]
November 29, 2022 [Member] | Options [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
No. of options (in Shares) | shares	1,024
Expiration date	Nov. 29, 2032
Exercise price	$ 4.81
Fair value on grant date	$ 2.38
Share based expenses (in Dollars) | $	$ 2	[2]
Vesting terms		[3]
December 29, 2022 [Member] | Options [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
No. of options (in Shares) | shares	29,125	[5]
Expiration date	Dec. 29, 2032	[5]
Exercise price	$ 4.14	[5]
Fair value on grant date	$ 1.64	[5]
Share based expenses (in Dollars) | $	$ 48	[2],[5]
Vesting terms		[5]
March 30, 2023 [Member] | Options [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
No. of options (in Shares) | shares	903
Expiration date	Mar. 30, 2033
Exercise price	$ 2.82
Fair value on grant date	$ 1.17
Share based expenses (in Dollars) | $	$ 1	[2]
Vesting terms		[6]
August 4, 2021 [Member] | RSUs [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
No. of options (in Shares) | shares	15,000	[7]
Expiration date	Aug. 04, 2031	[7]
Fair value on grant date	$ 21.8	[7]
Share based expenses (in Dollars) | $	$ 327	[2],[7]
Vesting terms		[7],[8]
January 27, 2022 [Member] | RSUs [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
No. of options (in Shares) | shares	7,200	[1]
Expiration date	Jan. 27, 2032	[1]
Fair value on grant date	$ 9.58	[1]
Share based expenses (in Dollars) | $	$ 69	[1],[2]
Vesting terms		[1],[9]
March 21, 2022 [Member] | RSUs [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
No. of options (in Shares) | shares	2,850	[4]
Expiration date	Mar. 21, 2032	[4]
Fair value on grant date	$ 8.27	[4]
Share based expenses (in Dollars) | $	$ 24	[2],[4]
Vesting terms		[1],[4]

[1]	On March 21, 2022, the Company’s Board of Directors approved the award of 8,472 options and 2,850 RSUs to certain executive officers and employees, of which 6,650 options and the 2,850 RSUs were granted to certain officers. The options have an exercise price of $10.18, equal to the higher of the share price at the grant date on Nasdaq and the average closing price of our ordinary shares on Nasdaq during the 30 trading days prior to the grant date.
[2]	Share based expenses are based on their fair value on grant date. The amount is charged to the statement of operations over the vesting periods.
[3]	The options vest over a period of four years commencing on the date of grant, such that 25% of the options vest and become exercisable on the first anniversary of the date of grant and thereafter, vest monthly in equal portions at the end of each month over the subsequent thirty-six (36) months.
[4]	On December 29, 2022, the Company’s shareholders approved the award of 29,125 options to members of the Company’s Board of Directors. The options shall become fully vested on the first anniversary of the date of grant, subject to each of the Board of Directors continuing service with the Company on the vesting date. The exercise price of the options is $4.14, equal to two times the closing price of the Company’s ordinary shares on the Nasdaq Capital Market on the date of the approval of the option grant by the Company’s shareholders. These options were expired on December 18, 2023.
[5]	Options granted to service provider. The options vest over a period of twelve (12) months.
[6]	On March 30, 2023, the Company’s Board of Directors approved the award to certain employees of 903 options, with an exercise price of $2.82, equal to the higher of the share price at the grant date on Nasdaq and the average closing price of our ordinary shares on Nasdaq during the 30 trading days prior to the grant date.
[7]	Options granted to service provider. The options vest over a period of twelve (12) months.
[8]	On August 4, 2021, the Company’s Board of Directors approved the award of 36,694 options and 15,000 RSUs, of which, 12,075 options and 5,175 RSUs were issued to certain of the Company’s officers. The remaining options and RSUs were issued to certain employees.
[9]	On January 27, 2022, the Company’s Board of Directors approved the award to certain employees of 16,800 options, with an exercise price of $12.96, equal to the higher of the share price at the grant date on Nasdaq and the average closing price of our ordinary shares on Nasdaq during the 30 trading days prior to the grant date, and 7,200 RSUs.